Property and Equipment	12 Months Ended
Dec. 31, 2019
Disclosure of detailed information about property, plant and equipment [abstract]
Property and Equipment
PROPERTY AND EQUIPMENT

For the year ended December 31, 2019:

In thousands of U.S. Dollars	Furniture and Fixtures	Computer Equipment	Building	Right-of-use assets *	Total
Cost
Balance – January 1, 2019	45,633	49,806	21,937	57,288	174,664
Additions	9,404	18,119	—	16,496	44,019
Additions through business combination	—	—	—	—	—
Disposals	(937)	(1,044)	—	(5,531)	(7,512)
Translation	712	26	1,399	118	2,255
Balance – December 31, 2019	54,812	66,907	23,336	68,371	213,426

Accumulated amortization and impairments
Balance – January 1, 2019	11,467	17,104	3,636	—	32,207
Depreciation	13,283	10,490	951	17,532	42,256
Disposals	(715)	(997)	—	(36)	(1,748)
Translation	1,155	(17)	268	77	1,483
Balance – December 31, 2019	25,190	26,580	4,855	17,573	74,198

Net carrying amount
At January 1, 2019	34,166	32,702	18,301	57,288	142,457
At December 31, 2019	29,622	40,327	18,481	50,798	139,228

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* The table below illustrates the right-of-use assets included as part of property and equipment in the consolidated statement of financial position by asset class:

In thousands of U.S. Dollars	Land and Buildings	Computer Equipment and Data Centers	Total
Cost
Balance – January 1, 2019	42,194	15,094	57,288
Additions	12,818	3,678	16,496
Disposals	(5,531)	—	(5,531)
Translation	41	77	118
Balance – December 31, 2019	49,522	18,849	68,371

Accumulated amortization
Balance – January 1, 2019	—	—	—
Depreciation	12,525	5,007	17,532
Disposals	(36)	—	(36)
Translation	16	61	77
Balance – December 31, 2019	12,505	5,068	17,573

Net carrying amount
At January 1, 2019	42,194	15,094	57,288
At December 31, 2019	37,017	13,781	50,798

For the year ended December 31, 2018:

In thousands of U.S. Dollars	Furniture and Fixtures	Computer Equipment	Building	Total
Cost
Balance – January 1, 2018	12,497	26,155	23,928	62,580
Additions	11,283	22,669	—	33,952
Additions through business combination	24,582	1,642	—	26,224
Disposals	(338)	(26)	—	(364)
Impairment	(1,521)	—	—	(1,521)
Translation	(870)	(634)	(1,991)	(3,495)
Balance – December 31, 2018	45,633	49,806	21,937	117,376

Accumulated amortization and impairments
Balance – January 1, 2018	5,324	9,402	3,017	17,743
Depreciation	7,682	7,960	991	16,633
Disposals	(57)	(12)	—	(69)
Impairment	(954)	—	—	(954)
Translation	(528)	(246)	(372)	(1,146)
Balance – December 31, 2018	11,467	17,104	3,636	32,207

Net carrying amount
At January 1, 2018	7,173	16,753	20,911	44,837
At December 31, 2018	34,166	32,702	18,301	85,169